Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Stockholders' Equity
7.	Stockholders’ Equity

Lincoln Park Capital Purchase Agreement

On November 8, 2019, the Company entered into a purchase agreement (the “Purchase Agreement”) and a registration rights agreement (the “Registration Rights Agreement”) with Lincoln Park Capital Fund, LLC (“LPC”), pursuant to which the Company has the right to sell to LPC up to $20,000,000 in shares of the Company’s common stock, $0.001 par value per share (the “Common Stock”), subject to certain limitations and conditions set forth in the Purchase Agreement.

Under the Purchase Agreement, the Company has the right, from time to time at its sole discretion and subject to certain conditions, to direct LPC to purchase up to 100,000 shares of Common Stock, with such amounts increasing based on certain threshold prices but not to exceed $750,000 in total proceeds on any purchase date. The purchase price of shares of Common Stock pursuant to the Purchase Agreement will be based on the market prices of the Common Stock at the time of such purchases as set forth in the Purchase Agreement. Such sales of Common Stock by the Company, if any, may occur from time to time, at the Company’s option, over the 36-month period expiring in December 2022.

In connection with the signing of the Purchase Agreement on November 8, 2019, the Company issued 706,592 shares of its common stock to LPC. The issuance of the shares were recorded as debt issuance costs in Common stock and Additional paid-in capital with no net effect on Stockholders’ deficit.

In addition to regular purchases, as described above, the Company may also direct LPC to purchase additional amounts as accelerated purchases if the closing sale price of the Common Stock is not below certain threshold prices, as set forth in the Purchase Agreement. In all instances, the Company may not sell shares of its Common Stock to LPC under the Purchase Agreement if it would result in LPC beneficially owning more than 4.99% of the Common Stock then outstanding.

LPC represented to the Company, among other things, that it was an “accredited investor” (as such term is defined in Rule 501(a) of Regulation D under the Securities Act of 1933, as amended (the “Securities Act”)), and the Company sold the securities to LPC pursuant to the exemption for transactions by an issuer not involving any public offering under Section 4(a)(2) of, and Regulation D under, the Securities Act.

The Purchase Agreement and the Registration Rights Agreement contain customary representations, warranties, agreements and conditions to completing future sale transactions, indemnification rights and obligations of the parties. The Company has the right to terminate the Purchase Agreement at any time, at no cost or penalty. During any “event of default” under the Purchase Agreement, all of which are outside of LPC’s control, LPC does not have the right to terminate the Purchase Agreement; however, the Company may not initiate any regular or other sale of shares to LPC until such event of default is cured.

Actual sales of shares of Common Stock to LPC under the Purchase Agreement will depend on a variety of factors to be determined by the Company from time to time, including, among others, market conditions, the trading price of the Common Stock and determinations by the Company as to the appropriate sources of funding for the Company and its operations. In consideration for entering in the Purchase Agreement, the Company paid LPC a commitment fee in shares of Common Stock. The Company did not receive any cash proceeds from the issuance of these shares.

The net proceeds under the Purchase Agreement to the Company will depend on the frequency and prices at which the Company sells shares of its stock to LPC. The Company expects that any proceeds received by the Company from such sales to LPC will be used for working capital and general corporate purposes.

During the months of December 2019 and January 2020, the Company issued a total of 700,000 shares for aggregate proceeds of $0.3 million under the Purchase Agreement.

Equity Financings

During the month of December 2019, the Company issued 500,000 shares of its common stock for aggregate proceeds of $0.2 million under the Purchase Agreement.

During the month of January 2020, the Company issued 200,000 shares of its common stock for aggregate proceeds of $0.1 million under the Purchase Agreement.

2012 Equity Incentive Plan

Under the Company’s 2012 Equity Incentive Plan, the Company may grant shares, stock units, stock appreciation rights, performance cash awards and/or options to employees, directors, consultants, and other service providers. For options, the per share exercise price may not be less than the fair market value of a Company common share on the date of grant. Awards generally vest and become exercisable over three to four years and expire 10 years from the date of grant. Options generally become exercisable as they vest following the date of grant.

A summary of stock option activity for the three months ended March 31, 2020 under all of the Company’s options plans is as follows:

	Options	Weighted Average Exercise Price
Outstanding at January 1, 2020	15,881,721	$0.95
Granted	1,223,033	0.40
Exercised	-	-
Cancelled (forfeited)	-	-
Cancelled (expired)	(105)	11.68
Outstanding at March 31, 2020	17,104,649	$0.91

The weighted average fair value of options granted during the three months ended March 31, 2020 was $0.40 per share.

The Company valued the options granted using the Black-Scholes options pricing model and the following weighted-average assumption terms for the three months ended March 31, 2020:

Three months ended March 31, 2020
Exercise price	$0.38 - $0.40
Market value	$0.38 - $0.40
Expected term	5 years
Expected volatility	95%
Risk-free interest rate	1.47% - 1.57%
Expected dividend yield	0%

Stock-Based Compensation

The Company recorded stock-based compensation expense in the Condensed Consolidated Statements of Operations as follows:

	Three months ended March 31,
	2020	2019
General and administrative	$211	$697
Research and development	54	-
Total stock-based compensation	$265	$697

At March 31, 2020, the Company had $0.7 million of total unrecognized stock-based compensation expense, net of estimated forfeitures, related to outstanding stock options that will be recognized over a weighted-average period of 1.6 years.

9. Stockholders’ Equity

Restructuring Transactions

On December 1, 2017, the Company’s obligations matured under the Credit and Security Agreement dated December 21, 2016, as amended on March 21, 2017 and on July 8, 2017 (the “Term Loan Credit Agreement”) with BHCMF, as administrative agent and lender, BHC, as a lender, Cheval, as a lender (collectively with BHCMF and BHC, the Black Horse Entities) and Nomis Bay LTD, as a lender (Nomis and, together with the Black Horse Entities, the Term Loan Lenders).

On December 21, 2017, the Company entered into a Securities Purchase and Loan Satisfaction Agreement (the “Purchase Agreement”) and a Forbearance and Loan Modification Agreement (the “Forbearance Agreement” and, together with the Purchase Agreement, the “Restructuring Agreements”), each with the Term Loan Lenders, in connection with a series of transactions providing for, among other things, the satisfaction and extinguishment of the Company’s outstanding obligations under the Term Loan Credit Agreement and the infusion of $3.0 million of new capital. As of February 27, 2018, the date the Restructuring Transactions were completed, the aggregate amount of our obligations under the Term Loan Credit Agreement, including the Bridge Loan, the Claims Advances extended by Nomis Bay (each as discussed below) and all accrued interest and fees, approximated $18.4 million (the “Term Loans”).

On February 27, 2018 (the “Restructuring Effective Date”), the Restructuring Transactions were completed in accordance with the Restructuring Agreements. As a result, on the Restructuring Effective Date, the Company: (i) in exchange for the satisfaction and extinguishment of the entire $18.4 million balance of the Term Loans, including the Bridge Loan, the Claims Advances extended by Nomis Bay (each as discussed below) and all accrued interest and fees, (a) issued to the Term Loan Lenders an aggregate of 59,786,848 shares of its common stock (the “New Lender Shares”), and (b) transferred and assigned to Madison Joint Venture LLC owned 70% by Nomis Bay and 30% by the Company (Madison), all of the Company’s assets related to benznidazole (the Benz Assets), the Company’s former drug candidate, capable of being so assigned; and (ii) issued to Cheval an aggregate of 32,028,669 shares of common stock (the “New Black Horse Shares” and, collectively with the New Lender Shares, the “New Common Shares”) for total consideration of $3.0 million (collectively, the “Restructuring Transactions”), $1.5 million of which the Company received on December 22, 2017 in the form of a bridge loan (the “Bridge Loan”).

On the Restructuring Effective Date, the aggregate amount of the Term Loans that were deemed to be satisfied and extinguished (i) previously owed to the Black Horse Entities, including the Bridge Loan and all accrued interest and fees, approximated $9.9 million, and (ii) previously owed to Nomis Bay, including certain advances previously extended to the Company by Nomis Bay totaling $0.1 million (the “Claims Advances”) and all accrued interest and fees, approximated $8.5 million. In addition, on the Restructuring Effective Date, (i) each of the Term Loan Credit Agreement, all promissory notes issued thereunder and the Intellectual Property Security Agreement, dated as of December 21, 2016, by and between the Company and the Term Loan Lenders, were terminated and are of no further force or effect, and (ii) all security interests of the Black Horse Entities and Nomis Bay in the Company’s assets were released. Although the Term Loans were satisfied and extinguished, if Madison elected to keep the Benz Assets after the Restructuring Effective Date, Nomis Bay would be obligated to pay or cause Madison to pay $0.3 million in legal fees and expenses owed by the Company to its litigation counsel, which remained unpaid in Accounts payable at December 31, 2017. On August 23, 2018 Madison elected to keep the Benz Assets and these amounts were paid by Madison to the Company’s litigation counsel.

Upon completion of the Restructuring Transactions, Nomis Bay held 33,573,530 of the Company’s common stock, or approximately 31.4% of its outstanding common stock, and the Black Horse Entities collectively held 66,870,851 shares of the Company’s common stock, or approximately 62.6% of its outstanding common stock. Accordingly, the completion of the Restructuring Transactions on the Restructuring Effective Date resulted in a change in control of the Company, as the Black Horse Entities and their affiliates owning more than a majority of its outstanding common stock. Dr. Dale Chappell, a member of the Company’s board of directors from June 30, 2016 until November 10, 2017, controls the Black Horse Entities and accordingly, will be able to exert control over matters of the Company and will be able to determine all matters of the Company requiring stockholder approval.

Lincoln Park Capital Purchase Agreement

On November 8, 2019, the Company entered into a purchase agreement (the “Purchase Agreement”) and a registration rights agreement (the “Registration Rights Agreement”) with Lincoln Park Capital Fund, LLC (“LPC”), pursuant to which the Company has the right to sell to LPC up to $20,000,000 in shares of the Company’s common stock, $0.001 par value per share (the “Common Stock”), subject to certain limitations and conditions set forth in the Purchase Agreement.

Under the Purchase Agreement, the Company has the right, from time to time at its sole discretion and subject to certain conditions, to direct LPC to purchase up to 100,000 shares of Common Stock, with such amounts increasing based on certain threshold prices but not to exceed $750,000 in total proceeds on any purchase date. The purchase price of shares of Common Stock pursuant to the Purchase Agreement will be based on the market prices of the Common Stock at the time of such purchases as set forth in the Purchase Agreement. Such sales of Common Stock by the Company, if any, may occur from time to time, at the Company’s option, over the 36-month period expiring in December 2022.

In connection with the signing of the Purchase Agreement on November 8, 2019, the Company issued 706,592 shares of its common stock to LPC. The issuance of the shares were recorded as debt issuance costs in Common stock and Additional paid-in capital with no net effect on Stockholders’ deficit.

In addition to regular purchases, as described above, the Company may also direct LPC to purchase additional amounts as accelerated purchases if the closing sale price of the Common Stock is not below certain threshold prices, as set forth in the Purchase Agreement. In all instances, the Company may not sell shares of its Common Stock to LPC under the Purchase Agreement if it would result in LPC beneficially owning more than 4.99% of the Common Stock then outstanding.

LPC represented to the Company, among other things, that it was an “accredited investor” (as such term is defined in Rule 501(a) of Regulation D under the Securities Act of 1933, as amended (the “Securities Act”)), and the Company sold the securities to LPC pursuant to the exemption for transactions by an issuer not involving any public offering under Section 4(a)(2) of, and Regulation D under, the Securities Act.

The Purchase Agreement and the Registration Rights Agreement contain customary representations, warranties, agreements and conditions to completing future sale transactions, indemnification rights and obligations of the parties. The Company has the right to terminate the Purchase Agreement at any time, at no cost or penalty. During any “event of default” under the Purchase Agreement, all of which are outside of LPC’s control, LPC does not have the right to terminate the Purchase Agreement; however, the Company may not initiate any regular or other sale of shares to LPC until such event of default is cured.

Actual sales of shares of Common Stock to LPC under the Purchase Agreement will depend on a variety of factors to be determined by the Company from time to time, including, among others, market conditions, the trading price of the Common Stock and determinations by the Company as to the appropriate sources of funding for the Company and its operations. In consideration for entering in the Purchase Agreement, the Company has agreed to pay to LPC a commitment fee in shares of Common Stock. The Company will not receive any cash proceeds from the issuance of these shares.

The net proceeds under the Purchase Agreement to the Company will depend on the frequency and prices at which the Company sells shares of its stock to LPC. The Company expects that any proceeds received by the Company from such sales to LPC will be used for working capital and general corporate purposes.

On November 20, 2019, the Company filed a registration statement on Form S-1. The registration statement was declared effective on December 2, 2019 and the Company filed a final prospectus on December 4, 2019.

Other Common Stock Transactions

Equity Financings

On March 12, 2018, the Company issued 2,445,557 shares of its common stock for total proceeds of $1.1 million to accredited investors. On June 4, 2018, the Company issued 400,000 shares of its common stock for total proceeds of $0.2 million to an accredited investor.

In February 2018, the Company amended and restated its certificate of incorporation to increase the authorized common stock to 225,000,000 shares and authorized 25,000,000 shares of preferred stock.

During the month of December 2019, the Company issued 500,000 shares of its common stock for aggregate proceeds of $0.2 million under the Purchase Agreement.

The Company has reserved the following shares of common stock for issuance as of December 31, 2019:

Warrants to purchase common stock	331,193
Options:
Outstanding under the 2012 Equity Incentive Plan	15,881,406
Outstanding under the 2001 Equity Incentive Plan	315
Available for future grants under the 2012 Equity Incentive Plan	3,050,799
Shares reserved under the 2019 LPC Purchase Agreement	14,500,000
Total common stock reserved for future issuance	33,763,713

2012 Equity Incentive Plan

Under the Company’s 2012 Equity Incentive Plan, the Company may grant shares, stock units, stock appreciation rights, performance cash awards and/or options to employees, directors, consultants, and other service providers. For options, the per share exercise price may not be less than the fair market value of a Company common share on the date of grant. Awards generally vest and become exercisable over three to four years and expire 10 years from the date of grant. Options generally become exercisable as they vest following the date of grant.

In general, to the extent that awards under the 2012 Plan are forfeited or lapse without the issuance of shares, those shares will again become available for awards.

The 2012 Plan will continue in effect for 10 years from its adoption date, unless the Company’s board of directors decides to terminate the plan earlier.

On September 13, 2016, the Board of Directors of the Company approved an amendment to the Company’s 2012 Equity Incentive Plan to increase the number of shares of the Company’s common stock available for issuance under the Plan by 3,000,000 shares and to increase the annual maximum aggregate number of shares subject to stock option awards that may be granted to any one person under the Plan from 125,000 to 1,100,000. On March 9, 2018, the Board of Directors of the Company approved an amendment to the Company’s 2012 Equity Incentive Plan (the “Equity Plan”) to increase the number of shares of the Company’s common stock authorized for issuance under the Equity Plan by 16,050,000 shares, and to increase the annual maximum aggregate number of shares subject to stock option awards that may be granted to any one person under the Equity Plan during a calendar year to 7,500,000.

As of December 31, 2019, there were 3,050,799 shares available for grant under the 2012 Equity Incentive Plan.

2001 Equity Incentive Plan

Under the Company’s 2001 Stock Plan (the “2001 Plan”), the Company was able to grant shares and/or options to purchase up to 426,030 shares of common stock to employees, directors, consultants, and other service providers. In connection with the 2012 Plan taking effect, the 2001 Plan was terminated in August 2012. However, the awards under the 2001 Plan outstanding as of the termination of the 2001 Plan continued to be governed by their existing terms.

Stock Option Activity

The following table summarizes stock option activity for the years ended December 31, 2019 and 2018:

	Number of Shares	Weighted Average Exercise Price (per share)(1)	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value ($000's) (2)
Outstanding at January 1, 2018	2,448,383	$4.15
Granted	13,575,038	0.66
Cancelled (forfeited)	(572,935)	3.20
Cancelled (expired)	(41,129)	37.82
Outstanding at December 31, 2018	15,409,357	0.95
Granted	1,470,957	0.78
Exercised	(488,625)	0.67
Cancelled (forfeited)	(509,923)	0.62
Cancelled (expired)	(45)	9.68
Outstanding at December 31, 2019	15,881,721	$0.95	8.2	$49

Options vested and expected to vest	15,827,723	$0.95	8.2	$49
Exercisable	13,661,670	$0.99	8.0	$22

(1)	The weighted average price per share is determined using exercise price per share for stock options.

(2)	The aggregate intrinsic value is calculated as the difference between the exercise price of the option and the fair value of the Company’s common stock for in-the-money options at December 31, 2019.

The stock options outstanding and exercisable by exercise price at December 31, 2019 are as follows:

	Stock Options Outstanding			Stock Options Exercisable
Range of Exercise Prices	Number of Shares	Weighted- Average Remaining Contractual Life In Years	Weighted- Average Exercise Price Per Share	Number of Shares	Weighted- Average Exercise Price Per Share
$0.33 - $0.67	13,442,367	8.28	$0.65	11,533,358	$0.66
$0.84 - $1.30	755,080	9.15	$1.09	445,705	$0.94
$1.91 - $3.30	370,000	7.10	$2.97	368,333	$2.97
$3.38 - $3.38	1,263,022	6.71	$3.38	1,263,022	$3.38
$3.40 - $4.72	50,625	6.77	$3.40	50,625	$3.40
$8.24 - $17.36	315	1.02	$12.94	315	$12.94
$42.88 - $48.00	312	3.76	$45.17	312	$45.17
	15,881,721	8.17	$0.95	13,661,670	$0.99

The total fair value of options vested for the years ended December 31, 2019 and 2018 was $2.0 million and $4.8 million, respectively.

Stock-Based Compensation

The Company’s stock-based compensation expense for stock options is estimated at the grant date based on the award’s fair value as calculated by the Black-Scholes option pricing model and is recognized as expense over the requisite service period. The Black-Scholes option pricing model requires various highly judgmental assumptions including expected volatility and expected term. The expected volatility is based on the historical stock volatilities of several of the Company’s publicly listed peers over a period equal to the expected terms of the options as the Company does not have a sufficient trading history to use the volatility of its own common stock. To estimate the expected term, the Company has opted to use the simplified method, which is the use of the midpoint of the vesting term and the contractual term. If any of the assumptions used in the Black-Scholes option pricing model changes significantly, stock-based compensation expense may differ materially in the future from that recorded in the current period. In addition, the Company is required to estimate the expected forfeiture rate and only recognize expense for those shares expected to vest. The Company estimates the forfeiture rate based on historical experience and its expectations regarding future pre-vesting termination behavior of employees. The Company reviews its estimate of the expected forfeiture rate annually, and stock-based compensation expense is adjusted accordingly.

The weighted-average fair value-based measurement of stock options granted under the Company’s stock plans in the years ended December 31, 2019 and 2018 was $0.79 and $0.47 per share, respectively. The fair value- based measurement of stock options granted under the Company’s stock plans was estimated at the date of grant using the Black-Scholes model with the following assumptions:

	Year Ended December 31,
	2019	2018
Expected term	5 - 6 years	5 - 6 years
Expected volatility	96% - 99%	93% - 97%
Risk-free interest rate	1.74% - 2.59%	2.7% - 2.8%
Expected dividend yield	0%	0%

Total expense for stock option grants recognized was as follows:

	Year ended December 31,
	2019	2018
General and administrative	$1,928	$4,611
Research and development	97	201
Total stock-based compensation	$2,025	$4,812

At December 31, 2019, the Company had $1.0 million of total unrecognized compensation expense, net of estimated forfeitures, related to outstanding stock options that will be recognized over a weighted-average period of 1.4 years.